UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Tax-Free Responsible Impact Bond Fund

Semiannual Report June 30, 2017 E-Delivery Sign-Up — Details Inside

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TABLE OF CONTENTS

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
24	Special Meeting of Shareholders
25	Officers and Trustees
26	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	3.20%	-1.03%	2.50%	3.01%
Class A with 3.75% Maximum Sales Charge	—	—	-0.70	-4.74	1.72	2.62
Class C at NAV	07/15/2015	08/23/1983	2.89	-1.71	2.21	2.87
Class C with 1% Maximum Sales Charge	—	—	1.89	-2.67	2.21	2.87
Class I at NAV	07/15/2015	08/23/1983	3.37	-0.68	2.64	3.08
Class Y at NAV	07/15/2015	08/23/1983	3.33	-0.77	2.60	3.06

Bloomberg Barclays Municipal Bond Index	—	—	3.57%	-0.49%	3.26%	4.59%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CTTLX	CTTCX	CTTIX	CTTYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.93%	3.08%	1.10%	1.07%
Net			0.80	1.55	0.45	0.55

% SEC Yield[4]			Class A	Class C	Class I	Class Y
SEC 30-day Yield - Subsidized			1.46%	0.78%	1.87%	1.78%
SEC 30-day Yield - Unsubsidized			1.33	-1.52	1.53	1.17

Fund Profile

CREDIT QUALITY (% of total investments)[5]

AAA	24.9%
AA	51.1%
A	16.6%
BBB	2.0%
BB	3.0%
CCC or Lower	1.4%
Not Rated	1.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED) 2

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C, Class I and Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
[5]  Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.
Fund profile subject to change due to active management.

3 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,032.00	$4.03**	0.80%
Class C	$1,000.00	$1,028.90	$7.80**	1.55%
Class I	$1,000.00	$1,033.70	$2.27**	0.45%
Class Y	$1,000.00	$1,033.30	$2.77**	0.55%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.83	$4.01**	0.80%
Class C	$1,000.00	$1,017.11	$7.75**	1.55%
Class I	$1,000.00	$1,022.56	$2.26**	0.45%
Class Y	$1,000.00	$1,022.07	$2.76**	0.55%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 97.6%
Education - 7.3%
Arlington Higher Education Finance Corp., TX, (LifeSchool of Dallas), (PSF guaranteed), 5.00%, 8/15/34	1,300,000	1,488,955
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/46	1,000,000	1,342,480
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,144,530
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,255,566
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), 4.00%, 4/1/45	1,375,000	1,417,501
Ohio State University, 5.00%, 12/1/29	1,915,000	2,389,882
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,609,132
		10,648,046

Escrowed/Prerefunded - 7.2%
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	937,851
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,344,675
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,979,054
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	110,149
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,063,290
		10,435,019

General Obligations - 29.5%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,164,200
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,225,150
California:
4.00%, 9/1/32	1,000,000	1,081,280
4.00%, 3/1/45	1,350,000	1,415,394
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,027,920
California, Veterans Bonds:
4.00%, 12/1/32 (a)	1,000,000	1,045,040
3.75%, 12/1/34	1,500,000	1,547,865
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,112,340
El Paso County, TX, 5.00%, 2/15/32	985,000	1,095,074
Georgia, Prerefunded to 7/1/21, 4.50%, 7/1/28	1,000,000	1,126,920
Hawaii, 4.00%, 10/1/34	2,000,000	2,150,420
Honolulu City and County, HI, 5.00%, 12/1/34	1,000,000	1,106,670
Kansas City, MO, 4.50%, 2/1/24	1,000,000	1,138,370
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,627,378
Longview Independent School District, TX, (PSF guaranteed), 0.00%, 2/15/18	500,000	496,455
Massachusetts, Green Bonds, 5.00%, 4/1/37	1,000,000	1,181,900
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,919,648

5 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,127,780
New York, NY, 5.00%, 8/1/26	2,000,000	2,372,000
North East Independent School District, TX:
(PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,255,270
(PSF guaranteed), 5.25%, 2/1/35	3,345,000	4,389,209
Port of Houston Authority, TX, 5.00%, 10/1/35	1,830,000	2,039,809
Rhode Island, 4.00%, 8/1/24	1,000,000	1,109,150
San Francisco Bay Area Rapid Transit District, CA, Green Bonds, (Election of 2016), 5.00%, 8/1/33	1,000,000	1,223,630
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,758,720
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,139,490
		42,877,082

Hospital - 5.5%
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	215,000	269,771
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,080,000	1,177,913
Kansas Development Finance Authority:
(Adventist Health System), 5.50%, 11/15/29	1,000,000	1,092,200
(Adventist Health System), 5.75%, 11/15/38	1,000,000	1,095,090
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	580,625
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,049,840
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,681,696
		7,947,135

Housing - 8.0%
Alaska Housing Finance Corp., 3.00%, 12/1/33 (a)	1,000,000	943,930
Idaho Housing and Finance Association, 3.10%, 7/1/24	955,000	1,010,514
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,667,988
4.35%, 7/1/50	1,000,000	1,046,250
Massachusetts Housing Finance Agency:
3.30%, 12/1/28 (a)	750,000	752,888
3.85%, 6/1/28 (a)	565,000	592,532
New York City Housing Development Corp., NY:
3.15%, 11/1/36	1,000,000	978,380
3.80%, 11/1/30	1,000,000	1,044,860
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	517,685
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,023,710
Utah Housing Corp., 4.00%, 1/1/36	1,945,000	2,021,789
		11,600,526

Industrial Development Revenue - 9.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), 3.00%, 11/1/25 (a)	350,000	362,260
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	1,008,490

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED) 6

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Illinois Educational Facilities Authority:
(Field Museum of Natural History), 4.00%, 11/1/36	1,000,000	1,033,850
(Field Museum of Natural History), 4.45%, 11/1/36	1,000,000	1,063,890
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 4.00% to 10/1/19 (Put Date), 4/1/29 (a)(b)	1,180,000	1,177,050
New York State Environmental Facilities Corp.:
(Casella Waste Systems, Inc.), 3.125% to 6/1/26 (Put Date), 12/1/44 (a)(b)	1,000,000	866,960
(Waste Management, Inc.), 2.75%, 7/1/17	200,000	200,008
New York Transportation Development Corp., (American Airlines, Inc.), 5.00%, 8/1/20 (a)	3,000,000	3,236,190
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	967,640
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.625%, 11/1/21 (a)	500,000	517,890
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund:
5.00%, 10/1/30	1,000,000	1,188,250
5.00%, 10/1/31	1,000,000	1,188,410
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (b)	1,000,000	1,007,450
		13,818,338

Insured - Escrowed/Prerefunded - 0.7%
Miami-Dade County, FL, Aviation Revenue, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/41	1,000,000	1,050,370

Insured - General Obligations - 4.2%
Hidalgo County Drainage District No. 1, TX, (AGC), Prerefunded to 9/1/18, 5.00%, 9/1/25	3,010,000	3,151,019
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	833,730
Miami-Dade County, FL, (AMBAC), 7.75%, 10/1/18	2,000,000	2,162,200
		6,146,949

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	574,365

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), 5.00%, 12/31/30 (a)	1,000,000	1,134,470

Insured - Transportation - 1.2%
Metropolitan Washington Airports Authority, D.C., (AMBAC), 5.00%, 10/1/25 (a)	1,750,000	1,768,218

Other Revenue - 6.7%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,665,000	1,730,284
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,375,620
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,200,654
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	523,610
4.00%, 10/1/35	600,000	627,012
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,292,470
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	2,059,718
		9,809,368

7 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Senior Living/Life Care - 0.3%
Miami-Dade County Industrial Development Authority, FL, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	375,000	375,060

Special Tax Revenue - 6.8%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,185,613
Green Bonds, 5.00%, 11/1/35	1,000,000	1,173,070
Harris County Flood Control District, TX, 5.00%, 10/1/27	3,450,000	3,859,860
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/35	1,000,000	1,192,890
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,141,100
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,262,720
		9,815,253

Transportation - 5.5%
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/34 (a)	400,000	444,588
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/36	500,000	562,065
5.00%, 11/1/38 (a)	1,000,000	1,088,820
Hawaii, Airports System Revenue, 5.00%, 7/1/41 (a)	750,000	844,650
Love Field Airport Modernization Corp., TX, 5.00%, 11/1/28 (a)	1,000,000	1,168,990
Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/27 (a)	1,000,000	1,152,130
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/30 (a)	1,500,000	1,668,615
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 4.00%, 7/1/33 (a)	1,085,000	1,121,565
		8,051,423

Water and Sewer - 4.0%
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,090,090
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,208,640
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/36	1,000,000	1,159,630
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	1,000,000	1,191,280
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,000,000	1,216,660
		5,866,300

Total Municipal Obligations (Cost $136,546,962)		141,917,922

TOTAL INVESTMENTS (Cost $136,546,962) - 97.6%		141,917,922
Other assets and liabilities, net - 2.4%		3,419,758
NET ASSETS - 100.0%		145,337,680

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(36)	9/17	($4,242,094)	$8,376
10 Year U.S. Treasury Notes	(34)	9/17	(4,268,063)	7,642
U.S. Long Treasury Bond	(35)	9/17	(5,379,063)	(49,284)
Total Short				($33,266)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,051,460, which represents 2.1% of the net assets of the Fund as of June 30, 2017.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
PSF:	Permanent School Fund
At June 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.9%
California	10.3%
Others, representing less than 10% individually	69.4%
See notes to financial statements.

9 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $136,546,962)	$141,917,922
Receivable for variation margin on open futures contracts	35,438
Receivable for investments sold	2,415,000
Receivable for capital shares sold	7,862
Interest receivable	1,547,509
Receivable from affiliate	23,054
Deposits at brokers for futures contracts	191,901
Trustees' deferred compensation plan	136,643
Other assets	1,719
Total assets	146,277,048

LIABILITIES
Payable for capital shares redeemed	12,000
Payable to affiliates:
Investment advisory fee	41,934
Administrative fee	11,981
Distribution and service fees	27,065
Sub-transfer agency fee	1,981
Trustees' deferred compensation plan	136,643
Other	1,719
Accrued expenses	36,388
Demand note payable	669,657
Total liabilities	939,368
NET ASSETS	$145,337,680

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$178,942,133
Accumulated undistributed net investment income	93,423
Accumulated net realized loss	(39,035,570)
Net unrealized appreciation (depreciation)	5,337,694
Total	$145,337,680

NET ASSET VALUE PER SHARE
Class A (based on net assets of $126,538,609 and 7,994,329 shares outstanding)	$15.83
Class C (based on net assets of $1,111,053 and 70,161 shares outstanding)	$15.84
Class I (based on net assets of $9,001,256 and 567,803 shares outstanding)	$15.85
Class Y (based on net assets of $8,686,762 and 548,077 shares outstanding)	$15.85

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.45
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$2,547,944
Total investment income	2,547,944

EXPENSES
Investment advisory fee	250,766
Administrative fee	85,977
Distribution and service fees:
Class A	158,217
Class C	4,812
Trustees' fees and expenses	4,215
Custodian fees	7,699
Transfer agency fees and expenses:
Class A	50,741
Class C	1,868
Class I	937
Class Y	3,758
Accounting fees	23,014
Professional fees	18,683
Registration fees:
Class A	8,917
Class C	6,938
Class I	7,076
Class Y	7,050
Reports to shareholders	15,362
Miscellaneous	20,094
Total expenses	676,124
Waiver and/or reimbursement of expenses by affiliate	(119,062)
Reimbursement of expenses-other	(1,719)
Net expenses	555,343
Net investment income (loss)	1,992,601
See notes to financial statements.

11 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	946,942
Futures contracts	(199,443)
747,499

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	1,938,387
Futures contracts	(107,217)
1,831,170

Net realized and unrealized gain (loss)	2,578,669

Net increase (decrease) in net assets resulting from operations	$4,571,270
See notes to financial statements.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$1,992,601	$4,006,823
Net realized gain (loss)	747,499	1,305,600
Net change in unrealized appreciation (depreciation)	1,831,170	(6,098,399)
Net increase (decrease) in net assets resulting from operations	4,571,270	(785,976)

Distributions to shareholders from:
Net investment income:
Class A shares	(1,734,413)	(3,794,199)
Class C shares	(9,840)	(18,274)
Class I shares	(136,602)	(92,569)
Class Y shares	(107,737)	(94,081)
Total distributions to shareholders	(1,988,592)	(3,999,123)

Capital share transactions:
Shares sold:
Class A shares	5,348,343	23,239,142
Class C shares	307,247	1,403,351
Class I shares	1,246,369	11,213,242
Class Y shares	6,116,470	4,767,924
Reinvestment of distributions:
Class A shares	1,539,168	3,313,608
Class C shares	9,825	18,266
Class I shares	91,889	92,569
Class Y shares	101,494	82,512
Shares redeemed:
Class A shares	(14,106,601)	(30,866,561)
Class C shares	(135,653)	(724,508)
Class I shares	(1,934,903)	(2,807,618)
Class Y shares	(2,804,417)	(948,809)
Total capital share transactions	(4,220,769)	8,783,118

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,638,091)	3,998,019

NET ASSETS
Beginning of period	146,975,771	142,977,752
End of period (including accumulated undistributed net investment income of $93,423 and $89,414, respectively)	$145,337,680	$146,975,771
See notes to financial statements.

13 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Shares sold:
Class A shares	341,282	1,439,544
Class C shares	19,615	86,312
Class I shares	79,022	708,444
Class Y shares	390,324	297,564
Reinvestment of distributions:
Class A shares	98,200	206,234
Class C shares	626	1,135
Class I shares	5,852	5,767
Class Y shares	6,460	5,144
Shares redeemed:
Class A shares	(902,631)	(1,935,639)
Class C shares	(8,705)	(46,351)
Class I shares	(122,995)	(172,767)
Class Y shares	(179,927)	(59,608)
Total capital share activity	(272,877)	535,779
See notes to financial statements.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS A SHARES			2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$15.55		$16.03	$16.00	$15.33	$16.54	$15.86
Income from investment operations:
Net investment income	0.21		0.42	0.42	0.44	0.66	0.50
Net realized and unrealized gain (loss)	0.28		(0.48)	0.03	0.71	(1.34)	0.67
Total from investment operations	0.49		(0.06)	0.45	1.15	(0.68)	1.17
Distributions from:
Net investment income	(0.21)		(0.42)	(0.42)	(0.48)	(0.53)	(0.49)
Total distributions	(0.21)		(0.42)	(0.42)	(0.48)	(0.53)	(0.49)
Total increase (decrease) in net asset value	0.28		(0.48)	0.03	0.67	(1.21)	0.68
Net asset value, ending	$15.83		$15.55	$16.03	$16.00	$15.33	$16.54
Total return (b)	3.20%		(0.42%)	2.87%	7.54%	(4.17%)	7.45%
Ratios to average net assets: (c)
Total expenses	0.94%	(d)	0.92%	0.94%	0.91%	0.93%	0.90%
Net expenses	0.80%	(d)	0.80%	0.88%	0.91%	0.93%	0.90%
Net investment income	2.75%	(d)	2.62%	2.65%	2.76%	4.12%	3.09%
Portfolio turnover	5%		24%	41%	79%	32%	35%
Net assets, ending (in thousands)	$126,539		$131,474	$140,246	$141,251	$138,606	$173,179

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31, 2016 (a)	Period Ended December 31, 2015 (a)(b)
CLASS C SHARES
Net asset value, beginning	$15.55		$16.05	$15.72
Income from investment operations:
Net investment income	0.16		0.30	0.14
Net realized and unrealized gain (loss)	0.29		(0.49)	0.33
Total from investment operations	0.45		(0.19)	0.47
Distributions from:
Net investment income	(0.16)		(0.31)	(0.14)
Total distributions	(0.16)		(0.31)	(0.14)
Total increase (decrease) in net asset value	0.29		(0.50)	0.33
Net asset value, ending	$15.84		$15.55	$16.05
Total return (c)	2.89%		(1.25%)	3.03%
Ratios to average net assets: (d)
Total expenses	3.43%	(e)	3.08%	26.80%	(e)
Net expenses	1.55%	(e)	1.55%	1.55%	(e)
Net investment income	1.99%	(e)	1.86%	1.94%	(e)
Portfolio turnover	5%		24%	41%
Net assets, ending (in thousands)	$1,111		$912	$281

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From July 15, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31, 2016 (a)	Period Ended December 31, 2015 (a)(b)
CLASS I SHARES
Net asset value, beginning	$15.57		$16.06	$15.72
Income from investment operations:
Net investment income	0.24		0.48	0.22
Net realized and unrealized gain (loss)	0.28		(0.49)	0.34
Total from investment operations	0.52		(0.01)	0.56
Distributions from:
Net investment income	(0.24)		(0.48)	(0.22)
Total distributions	(0.24)		(0.48)	(0.22)
Total increase (decrease) in net asset value	0.28		(0.49)	0.34
Net asset value, ending	$15.85		$15.57	$16.06
Total return (c)	3.37%		(0.13%)	3.55%
Ratios to average net assets: (d)
Total expenses	0.78%	(e)	1.10%	4.51%	(e)
Net expenses	0.45%	(e)	0.45%	0.45%	(e)
Net investment income	3.10%	(e)	2.99%	3.01%	(e)
Portfolio turnover	5%		24%	41%
Net assets, ending (in thousands)	$9,001		$9,434	$1,035

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From July 15, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31, 2016 (a)	Period Ended December 31, 2015 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$15.57		$16.05	$15.72
Income from investment operations:
Net investment income	0.23		0.46	0.22
Net realized and unrealized gain (loss)	0.28		(0.48)	0.32
Total from investment operations	0.51		(0.02)	0.54
Distributions from:
Net investment income	(0.23)		(0.46)	(0.21)
Total distributions	(0.23)		(0.46)	(0.21)
Total increase (decrease) in net asset value	0.28		(0.48)	0.33
Net asset value, ending	$15.85		$15.57	$16.05
Total return (c)	3.33%		(0.17%)	3.45%
Ratios to average net assets: (d)
Total expenses	0.91%	(e)	1.07%	5.32%	(e)
Net expenses	0.55%	(e)	0.55%	0.55%	(e)
Net investment income	3.01%	(e)	2.88%	2.97%	(e)
Portfolio turnover	5%		24%	41%
Net assets, ending (in thousands)	$8,687		$5,156	$1,415

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From July 15, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Management Series (the “Trust”) was organized as a Massachusetts business trust on October 20, 1980, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series and classes. The Trust operates two (2) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert Tax-Free Responsible Impact Bond Fund (the “Fund”).
The investment objective of the Fund, which is diversified, is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers operate in a manner consistent with the Calvert Principles for Responsible Investment.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. However, the front-end sales charge is waived for shareholders investing in Class A shares directly with the Fund in an account maintained with the Fund’s principal distributor or without a specified broker-dealer or financial adviser (“Direct Account”). Class C shares are not available for purchase in Direct Accounts. For non-Direct Accounts, Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.027.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$141,917,922	$—	$141,917,922
TOTAL	$—	$141,917,922	$—	$141,917,922
DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts(1)	$16,018	$—	$—	$16,018

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts(1)	($49,284)	$—	$—	($49,284)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

20 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $250,766.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.80%, 1.55%, 0.45% and 0.55% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $104,733.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class Y and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $85,977, of which $14,329 were waived.

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The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan and Class C Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $158,217 and $4,812 for Class A shares and Class C shares, respectively.
EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. For the six months ended June 30, 2017 sub-transfer agency fees and expenses amounted to $9,341 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert Funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Fund’s allocated portion of such expense and reimbursement was $1,719, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,370,991 and $12,612,328, respectively.
At December 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $6,629,505 and deferred capital losses of $33,079,613 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2018 and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $385,527 are short-term and $32,694,086 are long-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$136,496,438
Gross unrealized appreciation	$6,416,731
Gross unrealized depreciation	(995,247)
Net unrealized appreciation (depreciation)	$5,421,484

22 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$16,018	*	Net unrealized appreciation (depreciation)	($49,284)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Interest Rate	Futures contracts	($199,443)	($107,217)
The average notional cost of futures contracts–short outstanding during the six months ended June 30, 2017 was $13,961,853.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2017, the Fund had a balance outstanding pursuant to this line of credit of $669,657 at an interest rate of 2.47%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2017 were $141,399 and 2.25%, respectively.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE F — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the Securities and Exchange Commission (SEC) in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and Calvert Investment Distributors, Inc. (CID), the Calvert Funds’ former principal underwriter, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund's shareholders. Such payments are expected to commence on or about April 27, 2018. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED) 23

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Tax-Free Responsible Impact Bond Fund (the “Fund”), a series of Calvert Management Series was held on December 16, 2016 and adjourned to December 23, 2016, January 6, 2017, January 27, 2017 and February 15, 2017.

Shareholders of the Class C Shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C Shares of the Fund pursuant to Rule 12b-1.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Tax-Free Responsible Impact Bond Fund - Class C	64,700	0	1,917	21,130

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

24 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Tax-Free Responsible Impact Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Tax-Free Responsible Impact Bond Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMIANNUAL REPORT (UNAUDITED) 25

IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND	CALVERT FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
www.calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24174 6.30.17

Calvert Unconstrained Bond Fund

Semiannual Report June 30, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
27	Special Meeting of Shareholders
28	Officers and Trustees
29	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	2.23%	5.38%	—	3.62%
Class A with 3.75% Maximum Sales Charge	—	—	-1.62	1.45	—	2.20
Class C at NAV	09/30/2014	09/30/2014	1.85	4.62	—	2.86
Class C with 1% Maximum Sales Charge	—	—	0.85	3.62	—	2.86
Class I at NAV	09/30/2014	09/30/2014	2.45	5.87	—	4.08
Class Y at NAV	09/30/2014	09/30/2014	2.38	5.69	—	3.87

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	—	—	0.30%	0.44%	0.14%	0.21%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CUBAX	CUBCX	CUBIX	CUBYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.14%	3.27%	0.69%	1.05%
Net			1.10	1.85	0.65	0.85

% SEC Yield[4]			Class A	Class C	Class I	Class Y
SEC 30-day Yield - Subsidized			1.81%	1.38%	2.47%	2.19%
SEC 30-day Yield - Unsubsidized			1.79	-1.46	2.45	2.19

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	30.7%
Collateralized Mortgage-Backed Obligations	7.9%
Commercial Mortgage-Backed Securities	3.5%
Corporate Bonds	35.1%
Floating Rate Loans	0.1%
U.S. Treasury Obligations	11.3%
Time Deposit	11.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 2

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury Bills with a maturity between one and three months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4  SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
[5]  Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

3 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,022.30	$5.52**	1.10%
Class C	$1,000.00	$1,018.50	$9.26**	1.85%
Class I	$1,000.00	$1,024.50	$3.26**	0.65%
Class Y	$1,000.00	$1,023.80	$4.06**	0.81%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.34	$5.51**	1.10%
Class C	$1,000.00	$1,015.62	$9.25**	1.85%
Class I	$1,000.00	$1,021.57	$3.26**	0.65%
Class Y	$1,000.00	$1,020.78	$4.06**	0.81%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 4

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 32.9%
Automobile - 0.9%
Avis Budget Rental Car Funding LLC, Series 2013-1A, Class B, 2.62%, 9/20/19 (a)	290,000	290,857
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	100,000	100,436
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	76,400	76,446
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	50,521	50,560
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	400,000	404,170
		922,469

Other - 31.9%
Apidos CLO XX, Series 2015-20A, Class C, 4.858%, 1/16/27 (a)(b)	400,000	401,014
Apidos CLO XXI, Series 2015-21A, Class D, 6.708%, 7/18/27 (a)(b)	300,000	295,781
AVANT Loans Funding Trust:
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	53,259	53,301
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	268,173	268,298
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	1,083,802	1,093,575
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	1,000,000	1,009,159
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	564,959	572,208
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,883,282	1,881,160
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class A, 2.39%, 4/17/23 (a)	1,110,000	1,111,188
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	460,000	468,133
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.859%, 7/17/33 (a)(b)	1,000,000	1,033,602
Series 2016-1A, Class D, 4.309%, 7/17/33 (a)(b)	960,000	987,042
Conn Funding II LP:
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	220,900	222,505
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	476,733	477,540
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	1,100,000	1,121,048
Series 2017-A, Class B, 5.11%, 5/15/20 (a)	1,970,000	1,978,454
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	654,269	656,946
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	2,028,313	2,044,926
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	295,500	294,824
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	893,250	914,572
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (a)(b)	250,000	250,247

5 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	175,000	177,838
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	80,000	82,818
GCAT LLC:
Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(c)	788,463	791,927
Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(c)	149,683	150,685
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	40,660	40,652
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(c)	224,138	224,571
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	200,000	206,776
Invitation Homes Trust:
Series 2014-SFR3, Class D, 4.209%, 12/17/31 (a)(b)	196,294	197,298
Series 2015-SFR1, Class D, 4.209%, 3/17/32 (a)(b)	480,000	485,043
Series 2015-SFR2, Class E, 4.151%, 6/17/32 (a)(b)	100,000	101,308
Series 2015-SFR2, Class F, 4.909%, 6/17/32 (a)(b)	350,000	353,507
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	271,452	271,564
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,100,000	1,101,251
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	392,764	393,767
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)	700,000	703,673
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	1,052,932	1,055,451
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(c)	958,386	965,469
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(c)	282,739	284,753
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 6/15/23 (a)	1,450,000	1,454,992
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	50,965	50,988
Sierra Timeshare Receivables Funding LLC:
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	9,588	9,588
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	55,181	55,145
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	410,542	409,690
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	103,598	103,852
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	349,858	351,036
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	335,351	333,690
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	89,745	87,631
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	286,040	268,549
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	581,486	585,641
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75%, 5/17/32 (a)(c)	248,512	251,971
Series 2017-A, Class C, 4.50%, 5/17/32 (a)	716,369	660,798
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(c)	24,911	24,946
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(c)	14,050	14,091
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(c)	920,692	925,250
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(c)	98,180	98,841
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	1,994,475	2,017,109
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	343,875	353,359
		32,781,041

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 6

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Student Loan - 0.1%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	39,643	39,891
Navient Student Loan Trust, Series 2015-1, Class B, 2.716%, 7/25/52 (b)	100,000	97,537
		137,428

Total Asset-Backed Securities (Cost $33,486,519)		33,840,938

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.5%
Bellemeade Re Ltd.:
Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	861,105	875,326
Series 2015-1A, Class B1, 7.516%, 7/25/25 (a)(b)	300,000	308,907
Fannie Mae Connecticut Avenue Securities:
Series 2016-C05, Class 2M1, 2.566%, 1/25/29 (b)	291,457	293,884
Series 2016-C04, Class 1M1, 2.666%, 1/25/29 (b)	2,012,207	2,037,718
Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (b)	230,000	261,967
Series 2017-C02, Class 2B1, 6.716%, 9/25/29 (b)	353,400	389,085
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.466%, 5/25/25 (b)	1,000,000	1,103,804
Series 2015-HQ2, Class B, 9.166%, 5/25/25 (b)	591,695	686,270
Series 2015-DNA2, Class B, 8.766%, 12/25/27 (b)	99,863	116,474
Series 2015-HQA2, Class M2, 4.016%, 5/25/28 (b)	1,522,358	1,576,565
Series 2015-HQA2, Class B, 11.716%, 5/25/28 (b)	648,455	814,526
Series 2017-DNA2, Class B1, 6.366%, 10/25/29 (b)	265,000	289,552

Total Collateralized Mortgage-Backed Obligations (Cost $8,120,152)		8,754,078

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.159%, 5/15/32 (a)(b)	400,000	400,644
BLCP Hotel Trust:
Series 2014-CLRN, Class D, 3.659%, 8/15/29 (a)(b)	579,000	580,421
Series 2014-CLRN, Class E, 4.829%, 8/15/29 (a)(b)	150,000	151,072
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.559%, 9/15/27 (a)(b)	200,000	199,588
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	249,444	248,594
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	1,200,000	1,203,019
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	300,000	293,858
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	122,169	121,847
TRU Trust, Series 2016-TOYS, Class B, 4.277%, 11/15/30 (a)(b)	700,000	705,839

Total Commercial Mortgage-Backed Securities (Cost $3,831,056)		3,904,882

7 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 37.7%
Communications - 5.6%
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (convertible bond) (a)	2,100,000	2,163,000
Sprint Communications, Inc., 8.375%, 8/15/17	3,565,000	3,596,194
		5,759,194

Consumer, Cyclical - 10.2%
American Airlines Pass-Through Trust:
5.60%, 7/15/20 (a)	1,662,753	1,739,655
5.25%, 7/25/25	160,356	167,364
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	641,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	475,000
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	1,120,000	1,126,169
2.875%, 10/1/18	3,509,000	3,544,957
2.018%, 6/12/20 (b)	725,000	725,447
New Albertsons, Inc., 7.75%, 6/15/26	500,000	503,750
Nordstrom, Inc.:
4.00%, 3/15/27 (d)	185,000	181,411
5.00%, 1/15/44	270,000	258,496
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (a)	33,079	33,888
6.00%, 4/23/22 (a)	868,427	894,479
Wyndham Worldwide Corp.:
4.15%, 4/1/24	125,000	128,544
4.50%, 4/1/27	97,000	100,199
		10,520,609

Consumer, Non-cyclical - 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	350,000	348,357

Financial - 15.1%
Ally Financial, Inc.:
6.25%, 12/1/17	785,000	799,562
3.25%, 2/13/18	1,100,000	1,109,625
3.60%, 5/21/18	1,350,000	1,368,562
Bank of America Corp., 2.336%, 10/21/22 (b)	828,000	841,215
Citigroup, Inc., 2.289%, 12/8/21 (b)	1,000,000	1,009,498
Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	515,000
7.375%, 3/15/23	100,000	104,500
Goldman Sachs Group, Inc. (The), 2.023%, 12/27/20 (b)	2,300,000	2,304,768
iStar, Inc.:
4.00%, 11/1/17	4,294,000	4,296,684
6.00%, 4/1/22	567,000	582,592

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 8

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Morgan Stanley, 1.982%, 2/14/20 (b)	1,000,000	1,004,338
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	525,000	553,219
Orchestra Borrower LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (a)	222,000	229,304
Synchrony Financial:
2.58%, 11/9/17 (b)	420,000	421,355
3.00%, 8/15/19	422,000	428,176
		15,568,398

Industrial - 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	221,000	232,625

Technology - 6.2%
Dell International LLC / EMC Corp., 3.48%, 6/1/19 (a)	975,000	998,288
EMC Corp., 1.875%, 6/1/18	3,436,000	3,417,545
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	947,000	955,419
NXP BV / NXP Funding LLC, 4.125%, 6/1/21 (a)	200,000	211,100
Seagate HDD Cayman, 4.875%, 6/1/27	740,000	740,521
		6,322,873

Total Corporate Bonds (Cost $38,514,330)		38,752,056

FLOATING RATE LOANS (e) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 10/15/21 (b)(f)	100,000	100,792

Total Floating Rate Loans (Cost $99,875)		100,792

U.S. TREASURY OBLIGATIONS - 12.1%
U.S. Treasury Notes:
0.75%, 10/31/17	5,995,000	5,988,345
2.375%, 5/15/27	6,445,000	6,487,550

Total U.S. Treasury Obligations (Cost $12,555,271)		12,475,895

TIME DEPOSIT - 12.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	12,599,409	12,599,409

Total Time Deposit (Cost $12,599,409)		12,599,409

9 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	185,745	185,745

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $185,745)		185,745

TOTAL INVESTMENTS (Cost $109,392,357) - 107.5%		110,613,795
Other assets and liabilities, net - (7.5%)		(7,687,947)
NET ASSETS - 100.0%		102,925,848

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5 Year Treasury Notes	(59)	9/17	($6,952,320)	$13,727

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $45,655,449, which represents 44.4% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.
(d) Security, or portion of security, is on loan. Total value of securities on loan is $179,450 as of June 30, 2017.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) This Loan will settle after June 30, 2017, at which time the interest rate will be determined.
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 10

CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $109,392,357) - including $179,450 of securities on loan	$110,613,795
Receivable for variation margin on open futures contracts	10,141
Receivable for capital shares sold	437,424
Interest receivable	515,960
Securities lending income receivable	123
Receivable from affiliate	3,262
Deposits at brokers for futures contracts	41,300
Trustees' deferred compensation plan	55,476
Other assets	1,204
Total assets	111,678,685

LIABILITIES
Payable to custodian bank	354,632
Payable for investments purchased	7,318,168
Payable for capital shares redeemed	748,639
Deposits for securities loaned	185,745
Payable to affiliates:
Investment advisory fee	28,814
Administrative fee	8,877
Distribution and service fees	4,736
Sub-transfer agency fee	539
Trustees' deferred compensation plan	55,476
Other	1,204
Accrued expenses	46,007
Total liabilities	8,752,837
NET ASSETS	$102,925,848

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$101,103,311
Accumulated undistributed net investment income	40,572
Accumulated undistributed net realized gain	546,800
Net unrealized appreciation (depreciation)	1,235,165
Total	$102,925,848
See notes to financial statements.

11 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES - CONT’D
JUNE 30, 2017 (Unaudited)

NET ASSET VALUE PER SHARE
Class A (based on net assets of $20,568,900 and 1,350,486 shares outstanding)	$15.23
Class C (based on net assets of $593,720 and 38,941 shares outstanding)	$15.25
Class I (based on net assets of $62,903,777 and 4,141,581 shares outstanding)	$15.19
Class Y (based on net assets of $18,859,451 and 1,239,094 shares outstanding)	$15.22

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.82

* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 12

CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$1,655,838
Securities lending income, net	143
Total investment income	1,655,981

EXPENSES
Investment advisory fee	161,977
Administrative fee	55,535
Distribution and service fees:
Class A	23,222
Class C	4,530
Trustees' fees and expenses	3,087
Custodian fees	16,110
Transfer agency fees and expenses:
Class A	12,400
Class C	1,673
Class I	1,550
Class Y	5,420
Accounting fees	19,127
Professional fees	16,785
Registration fees:
Class A	8,032
Class C	6,988
Class I	10,215
Class Y	7,617
Reports to shareholders	8,292
Miscellaneous	13,955
Total expenses	376,515
Waiver and/or reimbursement of expenses by affiliate	(15,053)
Reimbursement of expenses-other	(1,204)
Net expenses	360,258
Net investment income (loss)	1,295,723
See notes to financial statements.

13 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	496,707
Futures contracts	(47,582)
449,125
Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	455,571
Futures contracts	(18,098)
437,473

Net realized and unrealized gain (loss)	886,598

Net increase (decrease) in net assets resulting from operations	$2,182,321
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 14

CALVERT UNCONSTRAINED BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$1,295,723	$2,638,165
Net realized gain (loss)	449,125	818,302
Net change in unrealized appreciation (depreciation)	437,473	1,304,840
Net increase (decrease) in net assets resulting from operations	2,182,321	4,761,307

Distributions to shareholders from:
Net investment income:
Class A shares	(227,439)	(434,727)
Class C shares	(7,010)	(25,418)
Class I shares	(829,123)	(1,956,870)
Class Y shares	(216,241)	(181,504)
Net realized gain:
Class A shares	—	(138,598)
Class C shares	—	(8,987)
Class I shares	—	(450,086)
Class Y shares	—	(64,035)
Total distributions to shareholders	(1,279,813)	(3,260,225)

Capital share transactions:
Shares sold:
Class A shares	9,185,318	8,850,842
Class C shares	157,561	470,857
Class I shares	19,450,294	20,419,670
Class Y shares	12,688,398	8,605,838
Reinvestment of distributions:
Class A shares	121,929	389,685
Class C shares	6,000	31,799
Class I shares	822,389	2,406,768
Class Y shares	186,457	213,858
Shares redeemed:
Class A shares	(5,942,750)	(4,943,978)
Class C shares	(705,210)	(299,614)
Class I shares	(12,330,618)	(8,709,004)
Class Y shares	(4,531,727)	(2,797,994)
Total capital share transactions	19,108,041	24,638,727

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,010,549	26,139,809

NET ASSETS
Beginning of period	82,915,299	56,775,490
End of period (including accumulated undistributed net investment income of $40,572 and $24,662, respectively)	$102,925,848	$82,915,299
See notes to financial statements.

15 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Shares sold:
Class A shares	605,907	588,493
Class C shares	10,395	31,597
Class I shares	1,286,720	1,380,469
Class Y shares	836,588	572,563
Reinvestment of distributions:
Class A shares	8,043	26,068
Class C shares	396	2,122
Class I shares	54,378	161,021
Class Y shares	12,299	14,250
Shares redeemed:
Class A shares	(392,000)	(331,605)
Class C shares	(46,448)	(19,994)
Class I shares	(815,276)	(578,455)
Class Y shares	(298,281)	(187,925)
Total capital share activity	1,262,721	1,658,604
See notes to financial statements.

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CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,		Period Ended December 31, 2014 (a)(b)
CLASS A SHARES			2016 (a)	2015 (a)
Net asset value, beginning	$15.08		$14.78	$14.93	$15.00
Income from investment operations:
Net investment income	0.19		0.49	0.43	0.08
Net realized and unrealized gain (loss)	0.14		0.42	(0.19)	(0.08)
Total from investment operations	0.33		0.91	0.24	—
Distributions from:
Net investment income	(0.18)		(0.48)	(0.38)	(0.05)
Net realized gain	—		(0.13)	(0.01)	(0.02)
Total distributions	(0.18)		(0.61)	(0.39)	(0.07)
Total increase (decrease) in net asset value	0.15		0.30	(0.15)	(0.07)
Net asset value, ending	$15.23		$15.08	$14.78	$14.93
Total return (c)	2.23%		6.24%	1.57%	(0.02%)
Ratios to average net assets: (d)
Total expenses	1.11%	(e)	1.20%	1.64%	53.67%	(e)
Net expenses	1.10%	(e)	1.10%	1.10%	1.10%	(e)
Net investment income	2.47%	(e)	3.30%	2.90%	2.42%	(e)
Portfolio turnover	56%		104%	132%	114%
Net assets, ending (in thousands)	$20,569		$17,022	$12,497	$326

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

17 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,		Period Ended December 31, 2014 (a)(b)
CLASS C SHARES			2016 (a)	2015 (a)
Net asset value, beginning	$15.09		$14.79	$14.93	$15.00
Income from investment operations:
Net investment income	0.13		0.38	0.32	0.04
Net realized and unrealized gain (loss)	0.15		0.42	(0.19)	(0.07)
Total from investment operations	0.28		0.80	0.13	(0.03)
Distributions from:
Net investment income	(0.12)		(0.37)	(0.26)	(0.02)
Net realized gain	—		(0.13)	(0.01)	(0.02)
Total distributions	(0.12)		(0.50)	(0.27)	(0.04)
Total increase (decrease) in net asset value	0.16		0.30	(0.14)	(0.07)
Net asset value, ending	$15.25		$15.09	$14.79	$14.93
Total return (c)	1.85%		5.46%	0.82%	(0.22%)
Ratios to average net assets: (d)
Total expenses	3.54%	(e)	3.33%	4.43%	2,859.43%	(e)
Net expenses	1.85%	(e)	1.85%	1.85%	1.85%	(e)
Net investment income	1.75%	(e)	2.57%	2.13%	1.11%	(e)
Portfolio turnover	56%		104%	132%	114%
Net assets, ending (in thousands)	$594		$1,126	$900	$5

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 18

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,		Period Ended December 31, 2014 (a)(b)
CLASS I SHARES			2016 (a)	2015 (a)
Net asset value, beginning	$15.04		$14.74	$14.93	$15.00
Income from investment operations:
Net investment income	0.22		0.56	0.48	0.08
Net realized and unrealized gain (loss)	0.15		0.42	(0.19)	(0.06)
Total from investment operations	0.37		0.98	0.29	0.02
Distributions from:
Net investment income	(0.22)		(0.55)	(0.47)	(0.07)
Net realized gain	—		(0.13)	(0.01)	(0.02)
Total distributions	(0.22)		(0.68)	(0.48)	(0.09)
Total increase (decrease) in net asset value	0.15		0.30	(0.19)	(0.07)
Net asset value, ending	$15.19		$15.04	$14.74	$14.93
Total return (c)	2.45%		6.73%	1.93%	0.13%
Ratios to average net assets: (d)
Total expenses	0.68%	(e)	0.68%	1.11%	2.72%	(e)
Net expenses	0.65%	(e)	0.65%	0.65%	0.65%	(e)
Net investment income	2.93%	(e)	3.76%	3.25%	2.01%	(e)
Portfolio turnover	56%		104%	132%	114%
Net assets, ending (in thousands)	$62,904		$54,389	$39,101	$10,011

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

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CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,		Period Ended December 31, 2014 (a)(b)
CLASS Y SHARES			2016 (a)	2015 (a)
Net asset value, beginning	$15.07		$14.77	$14.92	$15.00
Income from investment operations:
Net investment income	0.21		0.53	0.46	0.07
Net realized and unrealized gain (loss)	0.15		0.42	(0.19)	(0.07)
Total from investment operations	0.36		0.95	0.27	—
Distributions from:
Net investment income	(0.21)		(0.52)	(0.41)	(0.06)
Net realized gain	—		(0.13)	(0.01)	(0.02)
Total distributions	(0.21)		(0.65)	(0.42)	(0.08)
Total increase (decrease) in net asset value	0.15		0.30	(0.15)	(0.08)
Net asset value, ending	$15.22		$15.07	$14.77	$14.92
Total return (c)	2.38%		6.51%	1.78%	0.02%
Ratios to average net assets: (d)
Total expenses	0.81%	(e)	1.09%	1.56%	3,985.33%	(e)
Net expenses	0.81%	(e)	0.85%	0.85%	0.85%	(e)
Net investment income	2.75%	(e)	3.54%	3.12%	1.92%	(e)
Portfolio turnover	56%		104%	132%	114%
Net assets, ending (in thousands)	$18,859		$10,379	$4,278	$18

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Management Series (the “Trust”) was organized as a Massachusetts business trust on October 20, 1980, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series and classes. The Trust operates two (2) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert Unconstrained Bond Fund (the “Fund”).
The investment objective of the Fund, which is diversified, is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. However, the front-end sales charge is waived for shareholders investing in Class A shares directly with the Fund in an account maintained with the Fund’s principal distributor or without a specified broker-dealer or financial adviser (“Direct Account”). Class C shares are not available for purchase in Direct Accounts. For non-Direct Accounts, Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.014.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$33,840,938	$—	$33,840,938
Collateralized Mortgage-Backed Obligations	—	8,754,078	—	8,754,078
Commercial Mortgage-Backed Securities	—	3,904,882	—	3,904,882
Corporate Bonds	—	38,752,056	—	38,752,056
Floating Rate Loans	—	100,792	—	100,792
U.S. Treasury Obligations	—	12,475,895	—	12,475,895
Time Deposit	—	12,599,409	—	12,599,409
Short Term Investment of Cash Collateral for Securities Loaned	185,745	—	—	185,745
TOTAL	$185,745	$110,428,050	$—	$110,613,795
DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$13,727	$—	$—	$13,727

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic

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reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $161,977.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.10%, 1.85%, 0.65% and 0.85% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $9,273.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class Y and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for Class I. For the six months ended June 30, 2017, CRM was paid administrative fees of $55,535, of which $5,780 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan and Class C Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $23,222 and $4,530 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,048 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017.
EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $3,089 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert Funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the

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cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Fund’s allocated portion of such expense and reimbursement was $1,204, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $40,797,484 and $31,366,262, respectively. Purchases and sales of U.S. government and agency securities were $10,670,688 and $10,058,043, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$109,392,369
Gross unrealized appreciation	$1,361,807
Gross unrealized depreciation	(140,381)
Net unrealized appreciation (depreciation)	$1,221,426
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$13,727	*	Net unrealized appreciation (depreciation)	$—

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Interest Rate	Futures contracts	($47,582)	($18,098)
The average notional cost of futures contracts–short outstanding during the six months ended June 30, 2017 was $7,128,997.
NOTE E — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the

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account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan, including accrued interest, was $181,339 and the total value of collateral received was $185,745.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$185,745	$—	$—	$—	$185,745
Total					$185,745
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE G — CAPITAL SHARES
At June 30, 2017, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 22.7% and 29.0%, respectively, of the value of the outstanding shares of the Fund.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Unconstrained Bond Fund (the “Fund”), a series of Calvert Management Series was held on December 16, 2016 and adjourned to December 23, 2016, January 6, 2017, January 27, 2017 and February 15, 2017.

Shareholders of the Class A Shares of the Calvert Unconstrained Bond Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“Rule 12b-1”).

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Unconstrained Bond Fund - Class A	512,697	9,461	38,416	318,409

Shareholders of the Class C Shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C Shares of the Fund pursuant to Rule 12b-1.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Unconstrained Bond Fund - Class C	35,913	0	0	30,205

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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OFFICERS AND TRUSTEES

Officers of Calvert Unconstrained Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Unconstrained Bond Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED) 28

IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

29 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT UNCONSTRAINED BOND FUND	CALVERT FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
www.calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24176 6.30.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:     /s/ John H. Streur
John H. Streur
President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 25, 2017